Long-term debt - Schedule of Long-term Debt (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 359	CAD 469
Current portion	31	27
Long-term portion	CAD 328	CAD 442
Weighted average remaining life (years)	2.3 Years	2.7 Years
Weighted average interest rate	6.00%	6.30%
Bankers acceptances and prime rate loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 253	CAD 329
5.80%, US$5 million, matured May 31, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		6
5.90%, US$5 Million, maturing May 31, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5	6
6.30%, US$24 Million, maturing May 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31	33
6.40%, US$4 Million, maturing May 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5	5
9.32%, US$8 Million, maturing May 5, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10	11
5.29%, US$10 million, matured March 16, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		13
5.85%, US$10 Million, maturing March 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12	13
4.17%, US$6 million, matured December 2, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		8
4.88%, US$13 Million, maturing December 2, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17	17
4.98%, US$6 Million, maturing December 2, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7	8
5.23%, US$2 Million, maturing December 2, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3	3
4.79%, US$12 Million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 16	CAD 17